ADVANCES AND NON-CONVERTIBLE NOTES PAYABLE (Details Narrative) - USD ($)																				1 Months Ended		2 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 28, 2022	Sep. 14, 2022	Sep. 01, 2022	Aug. 01, 2022	Apr. 21, 2022	Apr. 11, 2022	Jan. 24, 2022	Dec. 08, 2021	Dec. 07, 2021	Nov. 30, 2021	Oct. 26, 2021	Oct. 02, 2021	Oct. 01, 2021	Sep. 23, 2021	Jun. 04, 2021	Jun. 02, 2021	Dec. 15, 2020	Dec. 15, 2020	May 04, 2020	Nov. 30, 2021	Nov. 30, 2021	Dec. 08, 2021	Dec. 07, 2021	Nov. 30, 2021	Nov. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2022	Dec. 31, 2021	Dec. 31, 2020	Jul. 31, 2022	Jul. 22, 2022	Oct. 05, 2021	Oct. 04, 2021	Dec. 30, 2020	Apr. 17, 2020
Short-Term Debt [Line Items]
Aggregate proceeds from advances																												$ 0	$ 28,991
Proceeds from (repayments of) related party debt																												12,000	20,178
Interest on advances																												3,000
Gain on settlements																												1,000
Proceeds from advances from related parties																															$ 122,865
Debt instrument face amount							$ 55,000																				$ 25,000		25,000				$ 37,714,966	$ 37,714,966
Interest payable on advances																										$ 0		0			4,000	0
Advances																										85,000		85,000			97,000	88,187
Legal Fee																										31,215	274,411	552,527	689,393		395,901	684,422
Amortization of debt discount																										0		31,255,497
Long term debt																															25,000
Unamortized debt discount																										714,684		714,684			11,724						$ 133,608
Accrued interest and penalties							358,420
Cash payment							250,000																								1,000,000
Gain on settlement of debt							$ 163,420
Debt instrument unamortized discount current																										0		0			31,255,497	0
Interest rate stated percentage																	12.00%	12.00%
Debt maturity date																	Jun. 15, 2021
Interest payable																																		$ 1,470,884
[custom:ProceedsFromNonInterestBearingAdvances]																															70,452	3,696
[custom:ForgivenessOfAdvances]																															0	250,000
Repayment of debt																															61,639
Repayment of advances from debt																																3,009
Cash acquired from acquisition																															141,027
Debt Instrument, Periodic Payment, Principal																	$ 64,143
Non-convertible notes payable																										3,412,618		3,412,618			24,711	60,000
Interest Expense																										688,570	$ 1,191,405	33,265,639	2,159,564		10,561,789	5,139,321
Additional proceeds																		$ 64,143
Empire Services [Member]
Short-Term Debt [Line Items]
Payment for debt settlement																															25,000
Secured Promissory Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount		$ 2,980,692			$ 964,470
Amortization of debt discount																										7,024		7,024
Debt carrying balance																										2,507,024		2,507,024
Unamortized debt discount																										473,668		473,668
Debt instrument periodic payment		$ 82,797
Installation of piece equipment					$ 750,000
Interest rate stated percentage		10.60%			10.60%
Debt maturity date		Sep. 14, 2025			Oct. 21, 2026
Repayments of debt																												26,660
Purchase price advance		$ 2,500,000
Secured Promissory Note [Member] | Equipment [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																										745,778		745,778
Amortization of debt discount																										13,307		22,438
Unamortized debt discount																										192,031		192,031
Secured Promissory Note [Member] | October 2022 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment					$ 6,665
Secured Promissory Note [Member] | October 2026 [Member]
Short-Term Debt [Line Items]
Debt instrument periodic payment					$ 19,260
Deedof Trust Note [Member] | Land, Buildings and Improvements [Member]
Short-Term Debt [Line Items]
Debt instrument face amount			$ 600,000																							600,000		600,000
Debt instrument periodic payment			$ 4,476
Interest rate stated percentage			6.50%
Debt maturity date			Sep. 01, 2032
Interest payable																										3,205		3,205
Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																						$ 23,500
Debt instrument unamortized discount current																															11,724	0
Interest rate stated percentage																			1.00%
Debt maturity date																			May 04, 2022
Interest payable																																						17,281
Proceeds from non-convertible notes payable																															1,465,053	82,911
[custom:LoanEliminated]																																1,515,778
Repayment of non-convertible notes payable																															5,629,455	39,641
Non convertible notes payable assumed																															150,167
Debt Instrument, Periodic Payment, Principal																$ 79,000			$ 50,000
Debt Instrument, Periodic Payment, Interest																63,055			466
Gain on forgiveness of debt																$ 142,055			50,466
Proceeds from pay check protection program loan																			$ 50,000
Non-Convertible Notes Payable [Member] | Empire Services Inc [Member]
Short-Term Debt [Line Items]
[custom:RepaymentOfNonConvertibleNotesPayable]																															5,479,288
Non-Convertible Notes Payable [Member] | Sheppard Mullin [Member]
Short-Term Debt [Line Items]
Non convertible notes payable outstanding																															60,000
Advance [Member]
Short-Term Debt [Line Items]
Proceeds from advances from related parties																												1,324,405
Debt instrument face amount				$ 1,587,500
Amortization of debt discount																										362,500		362,500
Debt carrying balance																										0		0
Unamortized debt discount																										0		0
Gain on settlement of debt																										263,095		263,095
Debt instrument periodic payment				$ 37,798
Debt maturity date				Jun. 04, 2023
Purchase price advance				$ 1,225,000
Advance One [Member]
Short-Term Debt [Line Items]
Proceeds from advances from related parties																												181,429
Debt instrument face amount				952,500
Amortization of debt discount																												41,325
Debt carrying balance																										594,896		594,896
Unamortized debt discount																										176,175		176,175
Debt instrument periodic payment				$ 22,679
Debt maturity date				Jun. 04, 2023
Purchase price advance				$ 735,000
Advance Two [Member]
Short-Term Debt [Line Items]
Debt instrument face amount	$ 1,815,000
Amortization of debt discount																										0		0
Debt carrying balance																										1,477,500		1,477,500
Unamortized debt discount																										337,500		337,500
Debt instrument periodic payment	$ 36,012
Debt maturity date	Oct. 18, 2023
Purchase price advance	$ 1,477,500
New Non Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																						$ 79,000
Gain on loss on settlement of debt																																38,219
Paycheck Protection Program Note [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																															0	50,000
Interest payable																															0	330
Secured Promissory Note [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																				$ 764,464
Amortization of debt discount																								$ 56,820
Debt carrying balance																																			$ 707,644
Accrued interest and penalties												$ 30,330
Debt instrument periodic payment																								37,800
Interest rate stated percentage												10.495%
Debt maturity date												Aug. 05, 2022
Payment for settlement of debt										$ 730,347
Debt Securities, Realized Gain (Loss)										34,117
Secured Promissory Note One [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount																																			$ 524,381
Amortization of debt discount																								74,113
Debt carrying balance													$ 450,268
Accrued interest and penalties													7,896
Debt instrument periodic payment													9,070
Interest rate stated percentage																																			10.495%
Payment for settlement of debt										507,880
Debt Securities, Realized Gain (Loss)										16,501
Secured Promissory Note Two [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 1,223,530
Debt instrument periodic payment																								48,000
Interest rate stated percentage													4.75%
Debt maturity date													Dec. 30, 2023
Payment for settlement of debt										1,292,024
Debt Securities, Realized Gain (Loss)										69,968
Interest Expense																								11,907
Secured Demand Promissory Note [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 888,555
Debt instrument periodic payment																								23,000
Interest rate stated percentage													4.75%
Debt maturity date													Jan. 30, 2024
Payment for settlement of debt																					$ 996,554
Interest Expense																								2,146
Additional proceeds											$ 108,000
Economic Injury Disaster Loan [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 500,000
Interest rate stated percentage													3.75%
Debt maturity date													Apr. 19, 2040
Interest payable													$ 12,501
Debt Instrument, Periodic Payment, Interest																								4,874
Payment for settlement of debt																				$ 512,838
Interest Expense																								5,211
Secured Promissory Note Three [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													258,815
Amortization of debt discount																								38,158
Debt carrying balance													220,657
Accrued interest and penalties													$ 4,897
Debt instrument periodic payment																								6,995
Interest rate stated percentage													10.495%
Debt maturity date													Sep. 12, 2024
Payment for settlement of debt										234,914
Debt Securities, Realized Gain (Loss)										23,901
Secured Promissory Note Four [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 213,080
Amortization of debt discount																								24,898
Debt carrying balance													188,812
Accrued interest and penalties													$ 4,186
Debt instrument periodic payment																								7,610
Interest rate stated percentage													10.015%
Debt maturity date													Nov. 05, 2023
Payment for settlement of debt										195,896
Debt Securities, Realized Gain (Loss)										17,184
Paycheck Protection Program [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 543,000
Debt instrument periodic payment																							$ 1,012
Interest rate stated percentage													1.00%
Debt maturity date													Mar. 16, 2023
Debt Instrument, Periodic Payment, Principal									$ 543,275
Debt Instrument, Periodic Payment, Interest									3,915				$ 2,902
Gain on forgiveness of debt									$ 547,190
Secured Promissory Note Five [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													493,000
Amortization of debt discount																								61,799
Debt carrying balance													431,201
Accrued interest and penalties													$ 7,896
Debt instrument periodic payment																								14,500
Interest rate stated percentage													10.015%
Debt maturity date													Jun. 21, 2024
Payment for settlement of debt										460,453
Debt Securities, Realized Gain (Loss)										32,547
Secured Promissory Note Six [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 196,875
Amortization of debt discount																									$ 23,982
Debt carrying balance													172,893
Accrued interest and penalties													$ 844
Debt instrument periodic payment																									$ 5,625
Interest rate stated percentage													10.015%
Debt maturity date													Jun. 21, 2024
Payment for settlement of debt										186,087
Debt Securities, Realized Gain (Loss)										10,788
Secured Promissory Note Seven [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 257,400
Amortization of debt discount																								34,364
Debt carrying balance													223,036
Accrued interest and penalties													$ 358
Debt instrument periodic payment																								7,150
Interest rate stated percentage													10.015%
Debt maturity date													Aug. 23, 2024
Payment for settlement of debt										239,608
Debt Securities, Realized Gain (Loss)										17,792
Secured Promissory Note Eight [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Debt instrument face amount													$ 154,980
Amortization of debt discount																								$ 19,560
Debt carrying balance													135,420
Accrued interest and penalties													$ 215
Interest rate stated percentage													10.015%
Debt maturity date													Sep. 07, 2024
Payment for settlement of debt										135,523
Debt Securities, Realized Gain (Loss)										$ 19,457
Vehicle Financing Agreement [Member] | Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt instrument face amount						$ 74,186
Amortization of debt discount																										452		845
Unamortized debt discount																										8,342		8,342
Purchase price of vehicles						65,000
Debt down payment						10,000
Rebate purchase price						2,400
Debt instrument periodic payment						$ 1,236
Payment for Non convertible note payable																												6,182
Debt instrument unamortized discount current																										59,662		59,662
Chief Executive Officer [Member]
Short-Term Debt [Line Items]
Proceeds from collection of advance to affiliate																													2,091
Proceeds from advances from related parties																													$ 5,278		59,103	0
Repayment of debt																															24,647	20,520
Chief Executive Officer [Member] | Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Proceeds from advances from related parties																															59,103	0
Repayment of debt																															24,647	20,520
Sheppard Mullin Richler and Hampton [Member] | Resolution agreement [Member]
Short-Term Debt [Line Items]
Legal Fee														$ 459,250.88
Contingency term														Under the terms of the Resolution Agreement, which the Company has classified as a non-convertible note, the Company was required to make a $25,000 initial payment by September 30, 2021 and is required to make $15,000 monthly payments from October 2021 to January 2023 with a final $10,000 payment due in February 2023. The Company has made the October 2021 to October 2022 monthly payments.
Amortization of debt discount																										2,574		7,723
Long term debt																										135,000		135,000			70,000
Debt carrying balance																										65,710		65,710			192,187
Unamortized debt discount																										$ 4,290		$ 4,290			12,013
Chief Information Officer [Member]
Short-Term Debt [Line Items]
Proceeds from advances from related parties																															2,957	$ 6,144
Liable For Merchant [Member] | Empire Services [Member]
Short-Term Debt [Line Items]
Amortization of debt discount																						$ 903,141
Repayment of debt																															$ 4,104,334
Cash acquired from acquisition																														$ 4,975,940
Advances													$ 4,072,799
Settlement of debt								$ 871,606
One Of The Holder [Member] | Non-Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Gain on loss on settlement of debt																					$ 100,000
Non-convertible notes payable															$ 60,000
Non-convertible notes payable descripition															the due date of the note from June 26, 2022 to June 24, 2023